Property, plant and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment, net
Property, plant and equipment, gross	$ 11,669	$ 12,116
Accumulated depreciation	(6,926)	(6,840)
Total property, plant and equipment, net	4,743	5,276
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	167	202
Accumulated depreciation	(82)	(113)
Total capital lease assets, net	85	89
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	767	764	$ 851
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	3,786	4,003
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	120	149
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	7,368	7,554
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	47	53
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 515	$ 559